Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.62% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.3%)(a)
	Rating(RAT)	Principal amount	Value
California (99.4%)
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, zero %, 10/1/49	A3	$10,000,000	$5,734,730
Burbank-Glendale-Pasadena Arpt. Auth. Rev. Bonds, (Brick Campaign), Ser. B
5.25%, 7/1/54	A2	1,500,000	1,588,408
AGM, 4.50%, 7/1/54	AA	2,000,000	1,993,136
CA Cmnty. Choice Fin. Auth.
Mandatory Put Bonds (8/1/32) Ser. F, 5.00%, 2/1/55	Aa3	5,000,000	5,332,628
Mandatory Put Bonds (12/1/27) (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,619,964
CA Cmnty. Choice Fin. Auth. Rev. Bonds, (Sustainable Bonds-Clean Energy) Mandatory Put Bonds (5/1/33), Ser. H, 5.00%, 1/1/56	Aaa	7,500,000	8,181,521
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BBB-/P	4,350,000	4,098,544
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	A-/P	1,100,000	942,533
(Fountains at Emerald Park), 3.00%, 8/1/56	A/P	7,775,000	5,561,248
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,372,725	4,361,664
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,888,471	3,706,608
CA Hsg. Fin. Agcy., Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Found Middle LP), 5.20%, 12/1/27	BBB/P	3,250,000	3,261,555
CA Muni. Fin Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	7,465,000	7,355,570
CA Muni. Fin. Auth. Special Fin. Agcy. VII Essential Hsg. 144A Rev. Bonds, (The Breakwater Apt.), Ser. A-1, 3.00%, 8/1/56	A/P	2,000,000	1,369,870
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB-	1,500,000	1,609,694
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,203,069
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,037,855
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/64	BBB	1,000,000	1,020,490
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,150,405
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	525,000	539,611
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,572,226
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,324,325
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,502,794
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,761,443
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,023,462
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,254,722
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,839,442
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,446,100
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	964,753
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	2,275,000	2,083,855
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	609,483
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	777,458
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	450,784
CA State G.O. Bonds
5.00%, 10/1/45	Aa2	5,575,000	6,113,104
3.00%, 12/1/43	Aa2	500,000	424,993
CA State VRDN Ser. D, 1.50%, 5/1/50	VMIG 1	10,000,000	10,000,000
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	1,021,528
Ser. A, 5.125%, 6/1/59	BB/P	1,500,000	1,452,456
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	2,365,000	2,360,580
(Summit Pub. Schools), 5.00%, 6/1/53 (Prerefunded 6/1/27)	AAA/P	1,250,000	1,298,269
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	1,100,000	1,044,040
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	2,990,810
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	3,000,000	3,008,567
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	470,000	456,411
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,011,725
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	218,061
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,015,335
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	B/P	1,175,000	822,251
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,377,602
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	B/P	650,000	478,928
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	B/P	500,000	413,604
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB-	500,000	516,707
5.00%, 5/1/37	BBB-	1,000,000	1,033,787
5.00%, 5/1/34	BBB-	800,000	832,178
5.00%, 5/1/33	BBB-	600,000	625,776
5.00%, 5/1/31	BBB-	825,000	863,923
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.00%, 11/1/53	A2	4,000,000	4,305,894
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	428,954
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	505,328
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	963,157
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/57	Baa3	400,000	404,227
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/50	Baa3	500,000	507,740
(Pomona Properties, LLC), 5.00%, 1/15/45	Baa3	1,000,000	1,033,453
(Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/40	Baa3	1,000,000	1,022,412
(Pomona Properties, LLC), 5.00%, 1/15/39	Baa3	650,000	688,739
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/58	A-/F	1,500,000	1,546,981
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/53	A-/F	1,000,000	1,034,738
(Lundquist Inst. for Biomedical Innovation at Harbor - UCLA MED.CTR), 5.00%, 9/1/48	Baa2	4,850,000	4,863,223
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/43	A-/F	1,500,000	1,545,065
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	2,730,000	2,750,411
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/38	A-/F	1,500,000	1,575,569
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,884,720
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,439,503
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
5.00%, 11/1/59	A	1,000,000	1,067,889
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,280,981
5.00%, 11/1/54	A	1,250,000	1,340,079
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,465,361
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	629,770
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,180,555
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,364,132
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,734,543
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	521,197
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB-/P	1,740,000	1,705,076
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	2,920,000	2,862,192
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	455,000	445,687
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (Roseville Sustainable Energy Partner, LLC), 5.25%, 7/1/54	BBB+	2,000,000	2,109,671
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,405,675
CA State Muni. Fin. Auth. Rev. Bonds
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/59	A-	2,600,000	2,700,229
(Ignation Corp. (The)), 5.00%, 9/1/54	A	3,000,000	3,250,564
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/54	A-	1,800,000	1,883,706
5.00%, 4/1/54	BBB+/F	1,250,000	1,294,530
(Caritas Corp. CMFA Mobile Home Park Fin. 2024 Portfolio), Ser. A, 5.00%, 8/15/49	A-	1,225,000	1,289,600
5.00%, 4/1/49	BBB+/F	1,000,000	1,042,287
(Cmnty. Hosp. of Central CA), Ser. A, 5.00%, 2/1/47	A3	3,400,000	3,422,484
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A/F	5,000,000	5,026,530
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	5,195,000	5,333,683
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA-	5,500,000	5,955,753
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	500,000	516,287
(Master's U. (The)), 5.00%, 8/1/39	BBB-	3,390,000	3,439,666
(Master's U. (The)), 5.00%, 8/1/34	BBB-	1,385,000	1,424,929
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	601,707
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	615,416
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A/F	5,000,000	4,597,423
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	264,917
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,313,867
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	401,720
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	866,235
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,179,496
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	778,195
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,331,344
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,364,477
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	995,446
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	997,329
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	629,893
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	638,676
CA State Muni. Fin. Auth. Special Tax Bonds
Ser. B, 5.75%, 9/1/53	BB-/P	1,850,000	2,001,243
Ser. B, 5.50%, 9/1/43	BB-/P	600,000	643,809
Ser. A, 5.125%, 9/1/54	BB/P	1,000,000	1,038,467
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/54	BBB-/P	750,000	772,209
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/49	BBB-/P	785,000	813,229
Ser. A, 5.00%, 9/1/48	BB/P	375,000	389,241
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/44	BBB-/P	900,000	941,413
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/39	BBB-/P	575,000	603,386
(Wildhawk North), 5.00%, 9/1/39	BBB-/P	400,000	421,917
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.375%, 6/15/64	BB	2,000,000	2,161,238
(MWLA, Inc.), 5.50%, 6/1/54	BB	1,085,000	1,064,777
CA State Muni. Fin. Auth. Mobile Home Pk. Rev. Bonds, (Caritas Acquisitions IX, LLC), Ser. A
5.25%, 8/15/58	A-	800,000	832,529
5.25%, 8/15/53	A-	900,000	939,043
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Roseville Affordable LP), Ser. A, FNMA Coll., 4.45%, 12/1/42	Aaa	5,000,000	5,032,474
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,596,139
CA State Muni. Fin.Auth. Dist. No. 2022-6 Area No. 1 Special Tax Bonds, (Wildhawk North)
5.00%, 9/1/49	BBB-/P	1,250,000	1,298,124
5.00%, 9/1/44	BBB-/P	750,000	787,731
CA State Poll. Control Fin. Auth. 144A Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,212,608
(Poseidon Resources Channelside LP), 5.00%, 7/1/39	Baa3	2,250,000	2,314,767
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	2,140,000	2,177,179
CA State Pub. Wks. Board Rev. Bonds (Various Capital), Ser. D, 5.00%, 11/1/39(T)	Aa3	10,915,000	12,302,078
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	Aa2	7,000,000	7,202,694
5.00%, 1/1/43	Aa2	2,195,000	2,266,866
4.25%, 1/1/43	Aa2	3,450,000	3,463,177
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	A+/P	860,000	847,337
Ser. B-1, 5.00%, 6/1/49	BBB+	325,000	327,591
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB+	225,000	226,938
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	A-/P	5,000,000	4,999,784
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A-	100,000	96,346
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	96,720
Ser. A, 4.00%, 6/1/40	A-	400,000	388,367
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	194,184
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	315,548
Ser. A, 4.00%, 6/1/39	A-	300,000	294,807
Ser. A, 4.00%, 6/1/38	A-	275,000	273,890
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	248,991
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	796,770
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	100,206
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	226,385
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	613,754
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	101,005
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	353,519
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	202,498
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB+/P	7,295,000	1,472,902
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,410,486
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
Ser. B-1, 5.00%, 9/2/49	A+/P	1,685,000	1,733,903
(American Baptist Homes of the West), 5.00%, 10/1/45	A/F	2,550,000	2,557,521
Ser. B-1, 5.00%, 9/2/44	A+/P	1,890,000	1,969,946
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	318,283
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	3,440,000	3,139,073
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,235,944
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,041,695
4.00%, 9/1/41	BB+/P	500,000	476,623
CA Statewide Cmnty. Dev. Auth. Special Tax Bonds, (Dist. No. 20-2 Impt. Area 4), 5.00%, 9/1/55	BBB/P	2,400,000	2,471,960
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Loma Linda U. Med. Ctr.), Ser. A, 5.25%, 12/1/56	BB	2,000,000	2,009,871
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,410,978
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,539,997
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB-/P	475,000	480,979
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB-/P	375,000	386,045
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	733,640
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	560,000	531,001
Central CA Unified School Dist. G.O. Bonds, Ser. B, 5.25%, 8/1/52	Aa3	4,500,000	4,954,471
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	671,146
zero %, 8/1/39	AA	1,075,000	591,973
zero %, 8/1/38	AA	1,000,000	579,314
zero %, 8/1/36	AA	545,000	346,535
zero %, 8/1/34	AA	715,000	496,796
zero %, 8/1/33	AA	250,000	181,339
Chabot-Las Positas Cmnty. College Dist. G.O. Bonds, Ser. C, 5.25%, 8/1/48	Aa2	7,000,000	7,788,115
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,154,711
4.00%, 9/1/45	BB/P	500,000	469,507
3.00%, 9/1/25	BB/P	345,000	342,837
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	A-/P	2,000,000	2,106,169
5.375%, 9/1/47	A-/P	1,615,000	1,710,594
5.25%, 9/1/42	A-/P	1,585,000	1,687,698
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,652,701
Corona, Cmnty. Facs. Special Tax Bonds, (Bedford Impt. Area No. 2)
5.00%, 9/1/54	A-/P	1,600,000	1,660,620
5.00%, 9/1/49	A-/P	1,600,000	1,665,418
5.00%, 9/1/44	A-/P	725,000	763,228
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB+/P	3,350,000	2,315,620
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BBB-/P	3,205,000	2,807,069
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	3,000,000	2,152,135
(Jefferson-Anaheim), 3.125%, 8/1/56	BBB+/P	2,775,000	2,030,547
(City of Orange Portfolio), 3.00%, 3/1/57	BBB+/P	8,110,000	5,489,153
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	A-/P	7,800,000	5,434,763
(Jefferson-Anaheim), 2.875%, 8/1/41	A-/P	2,080,000	1,875,932
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	2,000,000	1,857,567
4.00%, 9/1/40	BB-/P	400,000	385,518
4.00%, 9/1/36	BB-/P	175,000	172,085
4.00%, 9/1/33	BB-/P	425,000	424,512
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	782,300
4.00%, 9/1/45	BB/P	850,000	798,161
Dublin, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2015-1 Impt. Area No. 5), 5.375%, 9/1/51	BBB-/P	1,225,000	1,289,900
El Rancho, Unified School Dist. G.O. Bonds, Ser. D, BAM, 5.75%, 8/1/48	AA	1,500,000	1,735,896
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,235,545
Federal Home Loan Mortgage Corporation Multifamily ML certificates
Ser. Ser. 19-ML-05, Class Class A-CA, 3.35%, 11/25/33	AA+	10,101,404	9,268,869
Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	802,210
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	A-/P	1,095,000	1,144,795
Folsom Ranch, Fin. Auth. Special Tax Bonds
5.00%, 9/1/54	AA/P	2,770,000	2,883,762
5.00%, 9/1/49	AA/P	1,200,000	1,253,855
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	A-/P	900,000	824,076
4.00%, 9/1/40	A-/P	625,000	602,372
4.00%, 9/1/36	A-/P	550,000	543,340
4.00%, 9/1/32	A-/P	240,000	241,003
Fontana, Cmnty. Fac. Special Tax Bonds
5.00%, 9/1/54	A-/P	1,500,000	1,567,595
5.00%, 9/1/49	A-/P	1,160,000	1,213,919
5.00%, 9/1/44	A-/P	1,000,000	1,058,400
5.00%, 9/1/39	A-/P	1,200,000	1,285,363
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,205,053
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,201,166
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	2,061,819
zero %, 8/1/36	Aa2	4,750,000	2,944,804
zero %, 8/1/35	Aa2	1,000,000	650,149
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	3,125,433
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,748,573	2,804,016
Imperial, Cmnty. College Dist. G.O. Bonds, Ser. A, AGM
5.25%, 8/1/53	AA	1,500,000	1,642,486
5.00%, 8/1/48	AA	1,500,000	1,625,473
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,427,137
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds, (Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,397,390
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	BB+/P	190,000	193,093
Ser. C, 5.00%, 9/1/47	AA-/P	995,000	1,011,198
Ser. A, 5.00%, 9/1/42	AA-/P	395,000	403,467
Ser. B, 5.00%, 9/1/42	AA-/P	995,000	1,016,328
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,106,144
5.00%, 9/1/31	BB+/P	1,045,000	1,046,157
Liberty, Union High School Dist. G.O. Bonds, Ser. B, 3.00%, 8/1/41	Aa2	1,670,000	1,442,384
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,002,443
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,294,554
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,072,062
zero %, 8/1/33	Aa2	625,000	465,203
Long Beach, Unified School Dist. G.O. Bonds
Ser. B, 3.00%, 8/1/48	Aa2	4,600,000	3,637,701
Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	587,745
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C, 5.00%, 7/1/52	Aa2	5,715,000	6,156,232
Los Angeles, Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds
Ser. A, FNMA Coll., 3.75%, 4/1/34	Aaa	5,250,000	5,218,964
Ser. B, FNMA Coll., 3.75%, 4/1/34	Aaa	1,000,000	994,088
Ser. C, FNMA Coll., 3.75%, 4/1/34	Aaa	2,400,000	2,385,812
Los Angeles, Multi-Fam. Rev. Bonds, (Jordan Downs Phase 1B LP), Ser. A1, FNMA Coll., 3.60%, 7/1/39	AA+	4,807,060	4,409,047
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,480,858
Ser. A, 6.125%, 11/1/29	BBB+	775,000	822,580
Ser. B, 6.125%, 11/1/29	BBB+	1,950,000	2,069,620
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	A-/P	1,815,000	1,670,182
4.00%, 9/1/36	A-/P	500,000	496,230
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,183,492
5.00%, 8/1/44	AA	1,975,000	2,116,282
Moreland, School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/41	Aa3	3,395,000	3,789,925
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,593,955
Newport Beach, Impt. Dist. No. 124 Special Assmt. Bonds, Ser. A
5.00%, 9/2/43	AA-/P	650,000	684,361
4.125%, 9/2/38	AA-/P	575,000	573,509
4.00%, 9/2/33	AA-/P	200,000	201,809
4.00%, 9/2/32	AA-/P	250,000	254,181
4.00%, 9/2/31	AA-/P	250,000	254,572
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (8/1/30), Ser. A-1, 5.00%, 12/1/54	Aa3	6,000,000	6,333,740
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,248,275
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,049,872
4.00%, 9/1/42	A-/P	600,000	568,618
4.00%, 9/1/36	A-/P	500,000	492,126
Orange Cnty., Cmnty. Fac. Dist. No. 2023-1 Special Tax Bonds, Ser. A, 5.50%, 8/15/48	BBB-/P	1,450,000	1,556,241
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM, 5.25%, 9/1/52	AA	2,500,000	2,678,864
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Dist. No. 2023-1 Impt. Area 2), 5.00%, 9/1/49	BBB/P	1,960,000	2,033,902
(Dist. No. 2023-1 Impt. Area 2), 5.00%, 9/1/44	BBB/P	1,545,000	1,614,043
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	427,255
River Islands, Pub. Fin. Auth. Special Tax Bonds, (Cmnty. Fac. Dist. No. 23-1 Area 2), 4.50%, 9/1/44	BB/P	1,650,000	1,627,472
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/41(STP)	AA	1,990,000	2,036,526
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/37(STP)	AA	1,010,000	1,039,458
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/26(STP)	AA	500,000	517,674
Riverside, Unif. School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 19 Impt. Area 1)
5.00%, 9/1/54	A-/P	1,265,000	1,304,286
5.00%, 9/1/49	A-/P	1,050,000	1,087,758
5.00%, 9/1/44	A-/P	690,000	723,273
5.00%, 9/1/39	A-/P	370,000	392,110
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	488,723
5.00%, 9/1/39	BB+/P	485,000	489,072
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,459,662
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,313,496
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,121,324
4.00%, 9/1/45	BBB+/F	750,000	693,739
4.00%, 9/1/40	BB+/P	555,000	530,031
Roseville, Special Tax
5.00%, 9/1/39	BB/P	465,000	479,780
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,588,161
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	406,985
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	933,880
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	670,467
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53	A+/P	1,000,000	1,029,382
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48	A+/P	850,000	881,043
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43	A+/P	735,000	767,346
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	AA-/P	1,250,000	1,257,828
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	AA-/P	1,000,000	1,007,511
Rowland, Unified School Dist. G.O. Bonds, Ser. B
4.00%, 8/1/43	Aa2	920,000	939,595
4.00%, 8/1/42	Aa2	750,000	769,845
4.00%, 8/1/41	Aa2	725,000	750,187
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	600,000	566,780
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,503,610
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	965,000	965,812
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	773,377
4.00%, 9/1/45	BB/P	550,000	501,857
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	7,475,000	7,466,707
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA-	8,000,000	8,754,464
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	370,000	372,375
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41(STP)	Aa2	1,990,000	1,988,000
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	689,488
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,495,195
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	807,363
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	5,039,209
3.00%, 8/1/38	Aaa	4,280,000	3,868,466
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,491,075
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.25%, 5/1/49	A1	1,000,000	1,065,714
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 1.35%, 5/1/58	VMIG 1	4,505,000	4,505,000
San Francisco, City & Cnty. Pub. Util. Comm. Rev. Bonds, Ser. A, 5.00%, 11/1/53	AA	7,000,000	7,522,565
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (Dist. No. 6), AGM
5.25%, 8/1/43	AA	1,000,000	1,118,279
5.25%, 8/1/42	AA	1,000,000	1,124,435
5.25%, 8/1/41	AA	1,250,000	1,411,463
5.25%, 8/1/40	AA	1,100,000	1,248,462
5.25%, 8/1/39	AA	1,000,000	1,141,624
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BB/P	1,300,000	1,291,066
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,084,389
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	540,000	460,182
3.00%, 8/1/39	Aa2	1,385,000	1,237,658
3.00%, 8/1/37	Aa2	355,000	324,805
3.00%, 8/1/36	Aa2	250,000	230,559
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,503,174
South Lake Tahoe, Joint Pwrs. Fin. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/53	AA	4,000,000	4,392,252
5.25%, 10/1/48	AA	3,500,000	3,864,670
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	6,994,998
Temescal Valley, Wtr. Supply Dist. No. 4 Area No. 3 Special Tax Bonds
5.00%, 9/1/54	BBB/P	1,185,000	1,228,956
5.00%, 9/1/44	BBB/P	600,000	631,637
5.00%, 9/1/39	BBB/P	615,000	658,242
4.00%, 9/1/49	BBB/P	1,415,000	1,297,628
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	10,275,000	10,378,378
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A	2,100,000	2,115,899
U. of CA Rev. Bonds, Ser. AZ, 5.00%, 5/15/48	Aa2	9,110,000	9,485,726
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	A-	740,000	797,986
5.00%, 8/1/39	A-	425,000	459,750
5.00%, 8/1/35	A-	1,440,000	1,536,432
5.00%, 8/1/34	A-	1,060,000	1,134,459
5.00%, 8/1/33	A-	960,000	1,031,051
5.00%, 8/1/32	A-	1,000,000	1,077,790
5.00%, 8/1/31	A-	770,000	831,334
Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.)
Ser. G, 5.00%, 5/15/47(T)	Aa2	9,000,000	9,346,500
Ser. A, 5.00%, 5/15/44(T)	Aa3	10,000,000	10,274,100

			718,750,750
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	640,000	649,126
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,510,714

			2,159,840
Illinois (0.2%)
IL State G.O. Bonds, 5.00%, 1/1/41	A3	1,770,000	1,781,220

			1,781,220
New Hampshire (0.7%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.), Ser. 24-4, Class A, 3.925%, 7/20/39	AA-	5,500,000	5,334,734

			5,334,734
Other (0.6%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 24-ML-25, Class A-CA, 3.543%, 11/25/38	AA+	4,990,427	4,622,088

			4,622,088
Puerto Rico (0.4%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB-/P	2,750,000	2,655,032

			2,655,032
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,810,782

			4,810,782

Total municipal bonds and notes (cost $754,399,341)			$740,114,446

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	816,448	$816,448
U.S. Treasury Bills 4.628%, 1/16/25(SEG)		$500,000	499,177

Total short-term investments (cost $1,315,507)			$1,315,625
TOTAL INVESTMENTS

Total investments (cost $755,714,848)			$741,430,071

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	72	$8,561,250	$8,561,250	Mar-25	$488,799

Unrealized appreciation					488,799

Unrealized (depreciation)					—

Total					$488,799

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam California Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $723,566,796.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$714,723	$83,342,114	$83,240,389	$120,267	$816,448

	Total Short-term investments	$714,723	$83,342,114	$83,240,389	$120,267	$816,448
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $429,183.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.62%, 4.49%, 4.31%, and 4.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.8%
	Land	16.8
	Housing	15.4
	Local debt	13.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	At the close of the reporting period, the fund has deposited cash valued at $429,183 in a segregated account to cover margin requirements on open futures contracts.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $31,922,678 were held by the TOB trust and served as collateral for $20,565,075 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $166,651 for these investments based on an average interest rate of 3.23%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$740,114,446	$—
Short-term investments	—	1,315,625	—

Totals by level	$—	$741,430,071	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$488,799	$—	$—

Totals by level	$488,799	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	70

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com